SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions under the Black- Scholes option-pricing model for estimation of fair value of options
	2011	2013
Average risk-free rate of return	0.36% – 2.27%	0.18% – 0.81%
Expected term	2.70-5.88 years	0.54-4.75 years
Volatility rate	51.37% - 63.63%	85.62% - 112.83%
Expected dividend yield	—	—

Summary of stock option activity

		Weighted- average exercise	Weighted- average remaining	Aggregate intrinsic
	Shares	price	contractual life	value
Options outstanding at January 1, 2014	2,200,000	$0.16
Forfeited	(2,200,000)	$0.16
Options outstanding at December 31, 2014	—	—	—	—
Options vested or expected to vest	—	—	—	—
Options exercisable	—	—	—	—

Summary of restricted stock activity

	Shares	Weighted- average fair value
Restricted shares outstanding at January 1, 2014	16,211,058	$0.10
Granted	—	—
Forfeited	(863,488)	$0.13
Vested	(15,347,570)	$0.10
Restricted shares outstanding at December 31, 2014	—	—